BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Valuation of Tangible and Intangible Assets Acquired and Liabilities Assumed
Closing Date April 1, 2015

Total assets	$204
Total liabilities	(148)
Technology	4,433
Goodwill	11,107
Deferred tax liability	(709)

Total consideration	$14,887

Schedule of condensed combined pro forma information
	Year ended December 31,
	2015	2014
	Unaudited

Revenues	$18,964	$17,319
Net income (loss)	(3, 923)	251
Basic and diluted earnings (loss) per share	$(0.55)	$0.03